UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 September 2011

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct SmallCap Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-12774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Lockwood
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ David Lockwood         San Francisco, CA      November 14, 2011
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       3
                                             ---------------
Form 13F Information Table Value Total:       $60,614
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE


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

                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BIGBAND NETWORKS INC             COM      089750509     12,811   10,008,635    SH           Sole             10,008,635
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY SOLUTIONS INC             COM      292756202     22,120    6,266,252    SH           Sole              6,266,252
-----------------------------------------------------------------------------------------------------------------------------------
STEINWAY MUSICAL INSTRS INC      COM      858495104     25,683    1,191,251    SH           Sole              1,191,251
-----------------------------------------------------------------------------------------------------------------------------------